Restructuring Expenses - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2016 kmt
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, net | $	$ 89	$ 1,266
Rubber Carbon Black
Restructuring Cost and Reserve [Line Items]
Standard rubber grade (kmt) | kmt			50